Loans - Finance lease receivables included in loans (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Financial assets
Unearned future finance income on finance lease receivables	$ (870)	$ (796)
Net investment in finance lease receivables	5,283	4,785
Accumulated allowance for uncollectable minimum lease payments	(8)	(6)
Net investment in finance lease receivables after accumulated allowance	5,275	4,779
Parent Entity
Financial assets
Unearned future finance income on finance lease receivables	(727)	(606)
Net investment in finance lease receivables	4,113	3,413
Accumulated allowance for uncollectable minimum lease payments	(3)	(2)
Net investment in finance lease receivables after accumulated allowance	4,110	3,411
No later than one year
Financial assets
Gross investment in finance lease receivables	692	661
Net investment in finance lease receivables	677	634
No later than one year | Parent Entity
Financial assets
Gross investment in finance lease receivables	473	433
Net investment in finance lease receivables	458	416
Over 1 Year to 5 Years
Financial assets
Gross investment in finance lease receivables	4,866	4,619
Net investment in finance lease receivables	4,116	3,913
Over 1 Year to 5 Years | Parent Entity
Financial assets
Gross investment in finance lease receivables	3,804	3,349
Net investment in finance lease receivables	3,192	2,809
Over 5 Years
Financial assets
Gross investment in finance lease receivables	595	301
Net investment in finance lease receivables	490	238
Over 5 Years | Parent Entity
Financial assets
Gross investment in finance lease receivables	563	237
Net investment in finance lease receivables	$ 463	$ 188